FAIR VALUE MEASUREMENT (Details 2) (Not designated as hedging instruments, USD $)	Dec. 31, 2013	Dec. 31, 2012
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 7,323,422	$ 1,350,657
Foreign exchange option contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset		100,837
Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	7,323,422	1,249,820
Total derivatives liability	$ 597,089	$ 365,226